Provisions and other current liabilities	12 Months Ended
Dec. 31, 2018
Statement [line items]
Provisions and other current liabilities
21. Provisions and other current liabilities
(USD millions)	2018	2017

Taxes other than income taxes	528	660

Restructuring provisions	507	153

Accrued expenses for goods and services received but not invoiced	970	977

Accruals for royalties	651	586

Accrued interests on financial debt	156	145

Provisions for deductions from revenue	5 262	4 672

Accruals for compensation and benefits including social security	2 527	2 327

Environmental remediation liabilities	58	55

Deferred income	236	305

Provisions for product liabilities, governmental investigations and other legal matters [1]	126	121

Accrued share-based payments	273	261

Contingent considerations [2]	33	44

Commitment for repurchase of own shares [3]	284

Other payables	673	897

Total provisions and other current liabilities	12 284	11 203

[1] Note 19 provides additional disclosures related to legal provisions.
[2] Note 28 provides additional disclosures related to contingent considerations.
[3] Note 17 provides additional disclosures related to commitment for repurchase of own shares.
Provisions are based upon management’s best estimate and adjusted for actual experience. Such adjustments to the historic estimates have not been material.
Provisions for deductions from revenue
The following table shows the movement of the provisions for deductions from revenue:
				Income statement charge

(USD millions)	Revenue deductions provisions at January 1	Effect of currency translation and business combinations	Payments/ utilizations	Adjustments of prior years	Current year	Change in provisions offset against gross trade receivables	Revenue deductions provisions at December 31

2018
US-specific healthcare plans and program rebates	1 590		– 4 158	– 90	4 541		1 883

Non-US-specific healthcare plans and program rebates	1 356	– 78	– 2 182	83	2 555	– 109	1 625

Non-healthcare plans and program-related rebates, returns and other deductions	1 726	– 51	– 12 227	– 91	11 956	441	1 754

Total 2018	4 672	– 129	– 18 567	– 98	19 052	332	5 262

2017
US-specific healthcare plans and program rebates	1 461		– 3 684	– 62	3 875		1 590

Non-US-specific healthcare plans and program rebates	1 020	131	– 1 954	80	2 186	– 107	1 356

Non-healthcare plans and program-related rebates, returns and other deductions	1 702	65	– 11 814	– 127	12 045	– 145	1 726

Total 2017	4 183	196	– 17 452	– 109	18 106	– 252	4 672

2016
US-specific healthcare plans and program rebates	1 165		– 3 203	7	3 492		1 461

Non-US-specific healthcare plans and program rebates	1 024	– 31	– 1 844	– 26	1 883	14	1 020

Non-healthcare plans and program-related rebates, returns and other deductions	1 601	– 19	– 11 142	– 117	11 383	– 4	1 702

Total 2016	3 790	– 50	– 16 189	– 136	16 758	10	4 183

Restructuring provisions movements
(USD millions)	2018	2017	2016

January 1	153	222	260

Additions	534	194	343

Cash payments	– 145	– 200	– 260

Releases	– 33	– 64	– 66

Transfers		– 7	– 76

Currency translation effects	– 2	8	21

December 31	507	153	222

In 2018, additions to provisions of USD 534 million were mainly related to the following reorganizations:
• The Innovative Medicines Division’s Oncology business unit initiative to streamline its organizational structure. The objective was to enhance agility and efficiency, resulting in an acceleration of operational execution. In addition, a program to reorganize the Japanese business model was launched. Region Europe transformed its approach to market in light of the changing product portfolio. The objective is to speed up patient access.
• Novartis Business Services launched an initiative to reorganize its organizational structure to achieve cost efficiencies by shifting activities to global service centers.
• Group-wide initiatives to streamline Novartis Technical Operations and implement new technologies, mainly in the Innovative Medicines Division but also in the Sandoz Division, continued.
In 2017, additions to provisions of USD 194 million were mainly related to the following reorganizations:
• The Innovative Medicines Division’s Pharmaceuticals business unit adjusted a regional promotional model, which led to a restructuring of the sales force. It also streamlined the above country operating model to facilitate an even higher external competition-oriented focus. Furthermore, the development organization streamlined its activities to create efficiencies.
• The Alcon Division continued initiatives to realign its operations to focus on the Surgical and Vision Care businesses after the Ophthalmic Pharmaceuticals business transfer to the Innovative Medicines Division.
• The Sandoz Division launched initiatives to focus resources to gain efficiencies.
• Group-wide initiatives to streamline Novartis Technical Operations in the Innovative Medicines and Sandoz Divisions were launched.
In 2016, additions to provisions of USD 343 million were mainly related to the following reorganizations:
• The Innovative Medicines Division’s Pharmaceuticals business unit realigned its operations to improve its operating agility, to focus resources on key growth drivers. Furthermore, research realigned and focused its operations, resulting in redundancies from the consolidation of certain research teams and the outsourcing of certain activities to qualified third-party vendors.
• The Alcon Division launched several initiatives to improve its efficiencies, resulting in redundancies, as it realigned its operations to focus on its Surgical and Vision Care business franchises after the transfer of its Ophthalmic Pharmaceuticals business to the Innovative Medicines Division.
• The Sandoz Division launched an initiative to reallocate resources to priority, high-growth and higher profitability countries.
• Various Group-wide initiatives to simplify organizational structure, including the consolidation of manufacturing sites and support services.